DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Argentina - 0.1%
MercadoLibre, Inc.*
(Cost $548,184)	496	$389,796

Australia - 2.4%
Ampol Ltd.	2,535	60,665
APA Group (a)	11,496	93,847
Aristocrat Leisure Ltd.	6,978	169,142
ASX Ltd.	2,214	128,328
Aurizon Holdings Ltd.	16,486	47,541
Australia & New Zealand Banking Group Ltd.	30,828	553,746
BHP Group Ltd.	53,574	1,714,421
BlueScope Steel Ltd.	5,216	68,099
Brambles Ltd.	15,138	118,149
Cochlear Ltd.	594	95,009
Coles Group Ltd.	13,464	169,312
Commonwealth Bank of Australia	18,151	1,358,832
Computershare Ltd.	5,780	96,194
Crown Resorts Ltd.*	4,154	38,262
CSL Ltd.	5,042	983,176
Dexus REIT	12,160	91,417
Domino’s Pizza Enterprises Ltd.	664	32,785
Endeavour Group Ltd.	14,076	73,307
Evolution Mining Ltd.	18,533	51,051
Fortescue Metals Group Ltd.	18,339	264,557
Goodman Group REIT	17,717	261,176
GPT Group REIT	22,611	78,018
IDP Education Ltd.	2,308	39,851
Insurance Australia Group Ltd.	24,822	77,812
Lendlease Corp. Ltd. (a)	7,674	59,288
Lottery Corp. Ltd.*	28,464	96,784
Macquarie Group Ltd.	3,878	517,375
Medibank Pvt Ltd.	31,534	72,839
Mineral Resources Ltd.	1,979	90,644
Mirvac Group REIT	44,762	72,569
National Australia Bank Ltd.	34,397	771,331
Newcrest Mining Ltd.	8,564	153,830
Northern Star Resources Ltd.	11,985	76,947
Orica Ltd.	5,482	63,667
Origin Energy Ltd.	20,121	98,872
Qantas Airways Ltd.*	8,489	33,554
QBE Insurance Group Ltd.	16,211	139,896
Ramsay Health Care Ltd.	2,089	117,141
REA Group Ltd.	651	52,588
Reece Ltd.	1,339	15,397
Rio Tinto Ltd.	4,074	334,478
Santos Ltd.	35,806	210,621
Scentre Group REIT	53,624	110,401
SEEK Ltd.	3,675	63,929
Sonic Healthcare Ltd.	5,006	131,648
South32 Ltd.	44,238	158,671
Stockland REIT	30,428	87,310
Suncorp Group Ltd.	13,434	109,379
Telstra Corp. Ltd.	38,573	107,361
Transurban Group (a)	34,065	351,153
Treasury Wine Estates Ltd.	9,116	77,818
Vicinity Centres REIT	52,194	70,764
Washington H Soul Pattinson & Co. Ltd.	2,265	41,757
Wesfarmers Ltd.	12,067	408,489
Westpac Banking Corp.	37,241	637,683
WiseTech Global Ltd.	1,455	43,942
Woodside Energy Group Ltd.	21,039	449,148
Woolworths Group Ltd.	12,892	320,446

(Cost $12,461,008)		12,812,417

Austria - 0.0%
Erste Group Bank AG	3,629	112,778
OMV AG	1,266	73,777
Verbund AG	616	61,139
voestalpine AG	1,192	34,835

(Cost $271,765)		282,529

Belgium - 0.3%
Ageas SA/NV (b)	1,551	77,908
Anheuser-Busch InBev SA/NV	9,365	523,383
D’ieteren Group	265	41,362
Elia Group SA/NV	329	54,029
Groupe Bruxelles Lambert SA	1,205	110,962
KBC Group NV	2,712	168,794
Proximus SADP	1,556	26,795
Sofina SA	121	28,439
Solvay SA	819	79,927
UCB SA	1,447	127,356
Umicore SA	2,228	98,788
Warehouses De Pauw CVA REIT	1,583	58,233

(Cost $1,519,662)		1,395,976

Bermuda - 0.1%
Arch Capital Group Ltd.*	4,345	206,214
Everest Re Group Ltd.	418	118,085

(Cost $275,735)		324,299

Canada - 4.0%
Agnico Eagle Mines Ltd.	4,916	260,559
Air Canada*	1,541	27,035
Algonquin Power & Utilities Corp.	7,201	104,754
Alimentation Couche-Tard, Inc.	9,195	417,786
AltaGas Ltd.	2,296	55,437
ARC Resources Ltd.	7,307	110,051
Bank of Montreal	6,894	749,927
Bank of Nova Scotia	12,932	877,027
Barrick Gold Corp.	19,394	397,279
BCE, Inc.	773	42,114
BlackBerry Ltd.*	6,195	37,321
Brookfield Asset Management, Inc., Class A	15,061	761,594
BRP, Inc.	405	31,482
CAE, Inc.*	2,983	74,501

Cameco Corp.	4,373	107,143
Canadian Apartment Properties REIT	851	33,304
Canadian Imperial Bank of Commerce	9,690	533,052
Canadian National Railway Co.	6,327	719,413
Canadian Natural Resources Ltd.	12,827	848,913
Canadian Pacific Railway Ltd.	9,930	708,529
Canadian Tire Corp. Ltd., Class A	661	90,816
Canadian Utilities Ltd., Class A	1,386	43,974
CCL Industries, Inc., Class B	1,561	74,937
Cenovus Energy, Inc.	14,860	344,464
CGI, Inc.*	2,326	198,736
Constellation Software, Inc.	214	336,813
Dollarama, Inc.	3,368	195,341
Emera, Inc.	2,881	143,202
Empire Co. Ltd., Class A	1,431	46,895
Enbridge, Inc.	21,553	995,645
Fairfax Financial Holdings Ltd.	266	147,625
First Quantum Minerals Ltd.	6,249	180,921
FirstService Corp.	480	61,466
Fortis, Inc.	4,834	243,792
Franco-Nevada Corp.	2,055	290,707
George Weston Ltd.	825	101,256
GFL Environmental, Inc.	1,926	58,777
Gildan Activewear, Inc.	2,264	71,311
Great-West Lifeco, Inc. (b)	2,636	72,337
Hydro One Ltd., 144A	3,695	103,063
iA Financial Corp., Inc.	1,145	59,457
IGM Financial, Inc.	1,263	38,903
Imperial Oil Ltd.	2,835	155,282
Intact Financial Corp.	1,903	274,952
Ivanhoe Mines Ltd., Class A*	6,442	49,097
Keyera Corp.	2,176	57,993
Kinross Gold Corp.	14,351	64,445
Lightspeed Commerce, Inc.*	1,358	35,312
Loblaw Cos. Ltd.	1,774	163,662
Lululemon Athletica, Inc.*	1,300	380,497
Lundin Mining Corp.	6,457	57,482
Magna International, Inc.	2,894	187,801
Manulife Financial Corp.	20,658	382,667
Metro, Inc.	2,269	125,321
National Bank of Canada	3,605	276,692
Northland Power, Inc.	2,790	84,614
Nutrien Ltd.	5,864	573,071
Nuvei Corp., 144A*	670	34,309
Onex Corp.	734	43,796
Open Text Corp.	2,624	107,545
Pan American Silver Corp.	2,038	44,825
Parkland Corp.	1,910	56,869
Pembina Pipeline Corp.	5,475	220,757
Power Corp. of Canada	6,314	182,354
Quebecor, Inc., Class B	1,579	35,828
Restaurant Brands International, Inc.	2,782	146,089
RioCan Real Estate Investment Trust REIT	1,572	28,275
Ritchie Bros Auctioneers, Inc.	1,177	70,842
Rogers Communications, Inc., Class B	3,449	176,888
Royal Bank of Canada	14,983	1,565,643
Saputo, Inc.	2,484	49,941
Shaw Communications, Inc., Class B	4,859	137,682
Shopify, Inc., Class A*	1,212	455,009
Sun Life Financial, Inc. (b)	6,254	305,469
Suncor Energy, Inc.	15,648	629,582
TC Energy Corp.	10,687	618,568
Teck Resources Ltd., Class B	5,183	214,884
TELUS Corp.	4,831	120,885
TFI International, Inc.	838	68,817
Thomson Reuters Corp.	1,999	197,853
TMX Group Ltd.	657	71,489
Toromont Industries Ltd.	877	77,788
Toronto-Dominion Bank	19,252	1,471,240
Tourmaline Oil Corp.	3,395	209,576
West Fraser Timber Co. Ltd.	840	77,502
Wheaton Precious Metals Corp.	4,790	197,833
WSP Global, Inc.	1,393	153,766

(Cost $19,607,421)		21,438,451

Chile - 0.0%
Antofagasta PLC
(Cost $80,662)	4,228	78,729

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	33	95,128
A.P. Moller - Maersk A/S, Class B	55	160,131
Carlsberg A/S, Class B	1,197	152,052
Chr Hansen Holding A/S	1,287	96,289
Coloplast A/S, Class B	1,277	151,550
Danske Bank A/S	6,482	105,841
Demant A/S*	890	39,099
DSV A/S	2,042	334,455
Genmab A/S*	666	202,630
GN Store Nord AS	1,364	53,716
Novo Nordisk A/S, Class B	17,920	1,980,890
Novozymes A/S, Class B	2,123	134,473
Orsted AS, 144A	2,082	235,092
Pandora A/S	1,216	97,981
ROCKWOOL A/S, Class B	34	9,446
Tryg A/S	3,830	89,092
Vestas Wind Systems A/S	10,887	277,562

(Cost $4,060,105)		4,215,427

Finland - 0.3%
Elisa OYJ	1,289	72,770
Fortum OYJ	5,029	92,662
Kesko OYJ, Class B	2,487	62,129
Kone OYJ, Class B	3,605	183,361
Neste OYJ	4,480	204,974
Nokia OYJ	59,890	300,320
Nordea Bank Abp	34,184	346,674

Orion OYJ, Class B	1,272	52,052
Sampo OYJ, Class A	5,617	253,204
Stora Enso OYJ, Class R	5,469	105,544
UPM-Kymmene OYJ	6,008	212,326
Wartsila OYJ Abp	5,083	42,941

(Cost $2,060,077)		1,928,957

France - 3.2%
Accor SA*	2,069	67,756
Aeroports de Paris*	316	47,104
Air Liquide SA	5,042	879,539
Airbus SE	6,246	727,850
Alstom SA	2,784	75,752
Amundi SA, 144A	521	30,222
Arkema SA	663	79,937
AXA SA (b)	21,191	533,697
BioMerieux	561	58,835
BNP Paribas SA (b)	11,947	679,714
Bollore SE	12,613	67,018
Bouygues SA	2,797	96,271
Bureau Veritas SA	3,504	100,861
Capgemini SE (b)	1,742	336,834
Carrefour SA*(b)	7,319	149,204
Cie de Saint-Gobain (b)	5,295	312,542
Cie Generale des Etablissements Michelin SCA	1,936	251,465
Covivio REIT	658	47,862
Credit Agricole SA (b)	12,225	135,073
Danone SA	7,068	414,394
Dassault Aviation SA	202	34,125
Dassault Systemes SE	7,048	295,854
Edenred*	2,653	130,506
Eiffage SA	866	85,441
Electricite de France SA	5,011	44,329
Engie SA	19,324	258,678
EssilorLuxottica SA (b)	3,059	491,707
Eurazeo SE	510	39,282
Gecina SA REIT	574	67,270
Getlink SE	5,120	98,315
Hermes International	335	398,344
Ipsen SA	401	40,036
Kering SA	796	434,629
Klepierre SA REIT*	1,910	43,418
La Francaise des Jeux SAEM, 144A	1,204	43,775
Legrand SA	2,779	239,828
L’Oreal SA	2,563	902,072
LVMH Moet Hennessy Louis Vuitton SE	2,953	1,889,184
Orange SA	21,221	264,794
Pernod Ricard SA	2,186	427,370
Publicis Groupe SA	2,259	123,127
Remy Cointreau SA	245	44,959
Renault SA*	2,045	55,973
Safran SA	3,485	359,331
Sanofi	12,155	1,294,032
Sartorius Stedim Biotech	294	101,130
Schneider Electric SE	5,656	781,852
SEB SA	129	13,709
Societe Generale SA	8,412	225,329
Sodexo SA	724	53,857
Teleperformance	662	218,920
Thales SA	1,135	138,123
TotalEnergies SE	26,372	1,570,474
Ubisoft Entertainment SA*	726	37,914
Unibail-Rodamco-Westfield REIT*	1,288	90,361
Valeo	2,269	50,193
Veolia Environnement SA*	6,496	181,208
Vinci SA	5,630	540,873
Vivendi SE	7,605	90,430
Wendel SE	286	29,336
Worldline SA, 144A*	2,615	106,478

(Cost $17,125,225)		17,428,496

Germany - 2.2%
adidas AG	1,839	363,392
Allianz SE	4,411	921,525
BASF SE	9,820	539,554
Bayer AG	10,601	756,104
Bayerische Motoren Werke AG	3,580	309,222
Bechtle AG	759	33,775
Beiersdorf AG	1,072	110,842
Brenntag SE	1,423	109,695
Carl Zeiss Meditec AG	478	63,623
Commerzbank AG*	11,357	98,278
Continental AG	1,170	89,340
Covestro AG, 144A	2,079	94,653
Daimler Truck Holding AG*	4,468	138,948
Delivery Hero SE, 144A*	1,572	60,186
Deutsche Bank AG (c)	21,534	239,311
Deutsche Boerse AG	2,032	340,122
Deutsche Lufthansa AG*	5,625	41,132
Deutsche Post AG	10,723	442,308
Deutsche Telekom AG	34,476	706,296
E.ON SE	22,700	230,626
Evonik Industries AG	2,231	59,582
Fresenius Medical Care AG & Co. KGaA	2,090	126,812
Fresenius SE & Co. KGaA	4,204	143,573
GEA Group AG	1,632	64,949
Hannover Rueck SE	744	113,494
HeidelbergCement AG	1,556	90,177
HelloFresh SE*	1,554	57,633
Henkel AG & Co. KGaA	1,192	80,127
Infineon Technologies AG	14,130	438,058
KION Group AG	831	40,656
Knorr-Bremse AG	654	44,544
LEG Immobilien SE	654	67,159
Mercedes-Benz Group AG	8,535	605,275

Merck KGaA	1,375	257,770
MTU Aero Engines AG	650	128,017
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,449	353,445
Nemetschek SE	596	42,432
Puma SE	1,193	88,463
Rational AG	34	22,036
Rheinmetall AG	463	93,395
RWE AG	6,940	304,814
SAP SE	11,110	1,104,349
Scout24 SE, 144A	593	36,629
Siemens AG	8,027	1,052,853
Siemens Energy AG	4,228	81,232
Siemens Healthineers AG, 144A	2,985	178,686
Symrise AG	1,447	159,273
Telefonica Deutschland Holding AG	10,823	34,307
Uniper SE	813	20,937
United Internet AG	1,451	47,471
Volkswagen AG	314	70,436
Vonovia SE	8,316	315,807
Zalando SE, 144A*	2,183	88,514

(Cost $13,677,717)		12,101,837

Hong Kong - 0.9%
AIA Group Ltd.	128,711	1,327,213
BOC Hong Kong Holdings Ltd.	36,136	138,869
Budweiser Brewing Co. APAC Ltd., 144A	20,739	55,115
Chow Tai Fook Jewellery Group Ltd.*	22,264	38,537
CK Asset Holdings Ltd.	21,534	140,668
CK Hutchison Holdings Ltd.	27,824	197,538
CK Infrastructure Holdings Ltd.	6,700	44,877
CLP Holdings Ltd.	17,027	169,824
ESR Cayman Ltd., 144A*	27,252	80,760
Futu Holdings Ltd., ADR*(b)	669	24,559
Galaxy Entertainment Group Ltd.	21,301	113,625
Hang Lung Properties Ltd.	28,657	53,548
Hang Seng Bank Ltd.	7,163	125,173
Henderson Land Development Co. Ltd.	17,892	75,942
HK Electric Investments & HK Electric Investments Ltd. (a)	44,312	42,417
HKT Trust & HKT Ltd. (a)	32,719	45,040
Hong Kong & China Gas Co. Ltd.	103,321	116,944
Hong Kong Exchanges & Clearing Ltd.	12,992	561,705
Hongkong Land Holdings Ltd.	12,100	56,144
Jardine Matheson Holdings Ltd.	2,251	130,648
Link REIT	21,131	191,364
MTR Corp. Ltd.	17,718	95,641
New World Development Co. Ltd.	16,066	61,229
Power Assets Holdings Ltd.	14,760	96,418
Sino Land Co. Ltd.	36,450	51,663
SITC International Holdings Co. Ltd.	15,587	58,807
Sun Hung Kai Properties Ltd.	14,971	182,998
Swire Pacific Ltd., Class A	6,362	38,680
Swire Properties Ltd.	13,533	33,119
Techtronic Industries Co. Ltd.	14,794	193,845
WH Group Ltd., 144A	111,124	85,267
Wharf Real Estate Investment Co. Ltd.	14,335	69,249
Xinyi Glass Holdings Ltd.	17,180	43,664

(Cost $4,985,015)		4,741,090

Ireland - 1.1%
Accenture PLC, Class A	6,723	2,006,547
AerCap Holdings NV*	1,428	70,600
Allegion PLC	938	104,728
Aptiv PLC*	2,919	310,115
CRH PLC	8,148	337,140
DCC PLC	1,197	84,631
Experian PLC	9,456	316,526
Flutter Entertainment PLC*	1,775	216,482
James Hardie Industries PLC ADR	4,391	113,711
Jazz Pharmaceuticals PLC*	653	97,741
Kerry Group PLC, Class A	1,521	157,072
Kingspan Group PLC	1,640	134,926
Medtronic PLC	14,162	1,418,324
Smurfit Kappa Group PLC	2,173	87,899
Trane Technologies PLC	2,484	342,941

(Cost $6,021,793)		5,799,383

Israel - 0.3%
Azrieli Group Ltd.	568	42,439
Bank Hapoalim BM	13,509	124,625
Bank Leumi Le-Israel BM	14,853	147,149
Check Point Software Technologies Ltd.*	1,098	137,338
CyberArk Software Ltd.*	503	69,867
Elbit Systems Ltd.	283	57,340
ICL Group Ltd.	7,772	86,357
Israel Discount Bank Ltd., Class A	12,650	71,418
Kornit Digital Ltd.*	581	24,385
Mizrahi Tefahot Bank Ltd.	1,992	65,205
Nice Ltd.*	727	146,297
SolarEdge Technologies, Inc.*	574	156,581
Teva Pharmaceutical Industries Ltd., ADR*	12,310	112,021
Tower Semiconductor Ltd.*	1,161	57,144
Wix.com Ltd.*	651	41,020
ZIM Integrated Shipping Services Ltd.	892	56,794

(Cost $1,461,322)		1,395,980

Italy - 0.6%
Amplifon SpA	1,289	44,270
Assicurazioni Generali SpA (b)	11,772	213,752
Atlantia SpA	5,272	127,467
Davide Campari-Milano NV	5,624	59,898
DiaSorin SpA (b)	193	25,327
Enel SpA	86,812	562,076
Eni SpA (b)	27,053	411,466
Ferrari NV	1,288	250,290
FinecoBank Banca Fineco SpA	5,479	77,300
Infrastrutture Wireless Italiane SpA, 144A (b)	2,894	32,134

Intesa Sanpaolo SpA	176,004	382,839
Mediobanca Banca di Credito Finanziario SpA	5,706	58,399
Moncler SpA	2,174	104,102
Nexi SpA, 144A*	4,048	41,109
Poste Italiane SpA, 144A	7,316	78,961
Prysmian SpA	2,984	96,090
Recordati Industria Chimica e Farmaceutica SpA (b)	1,357	60,590
Snam SpA	21,449	124,307
Telecom Italia SpA	53,796	17,150
Terna - Rete Elettrica Nazionale	12,995	109,836
UniCredit SpA	24,183	282,376

(Cost $3,248,872)		3,159,739

Jersey - 0.0%
Novocure Ltd.*(b)
(Cost $102,464)	841	67,600

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $65,150)	2,074	44,397

Luxembourg - 0.1%
ArcelorMittal SA	6,484	208,067
Aroundtown SA	10,826	50,611
Eurofins Scientific SE	1,457	135,510
Tenaris SA	5,001	83,708

(Cost $410,339)		477,896

Macau - 0.0%
Sands China Ltd.*
(Cost $96,774)	26,448	50,566

Netherlands - 1.4%
ABN AMRO Bank NV, 144A (b)	2,895	33,819
Adyen NV, 144A*	231	358,122
Aegon NV	19,044	101,454
Akzo Nobel NV	2,000	174,185
Argenx SE*	515	160,267
ASM International NV	498	154,363
ASML Holding NV	4,353	2,499,450
Euronext NV, 144A	911	78,658
EXOR NV	1,373	101,046
Heineken Holding NV	882	69,777
Heineken NV	2,906	292,067
IMCD NV	675	101,016
ING Groep NV	43,327	488,462
JDE Peet’s NV	747	21,846
Just Eat Takeaway.com NV, 144A*	1,995	44,431
Koninklijke Ahold Delhaize NV	11,544	317,881
Koninklijke DSM NV	1,860	313,424
Koninklijke KPN NV	37,923	137,841
Koninklijke Philips NV	9,918	254,886
NN Group NV	3,043	150,962
NXP Semiconductors NV	2,847	540,247
OCI NV*	1,121	39,389
Prosus NV*	8,823	456,325
QIAGEN NV*	2,455	112,587
Randstad NV	1,455	81,924
Stellantis NV	23,331	348,257
Universal Music Group NV	7,605	170,188
Wolters Kluwer NV	2,801	276,473

(Cost $8,014,320)		7,879,347

New Zealand - 0.1%
Auckland International Airport Ltd.*	12,954	63,074
Fisher & Paykel Healthcare Corp. Ltd.	5,588	76,388
Mercury NZ Ltd.	7,276	26,050
Meridian Energy Ltd.	13,699	41,912
Spark New Zealand Ltd.	22,704	71,827
Xero Ltd.*	1,539	98,576

(Cost $465,881)		377,827

Norway - 0.2%
Adevinta ASA*	1,907	15,904
Aker BP ASA	1,278	55,439
DNB Bank ASA	9,825	198,732
Equinor ASA	10,014	384,126
Gjensidige Forsikring ASA	1,922	41,872
Kongsberg Gruppen ASA	951	33,788
Mowi ASA	4,318	112,398
Norsk Hydro ASA	16,585	132,600
Orkla ASA	8,737	68,515
Salmar ASA	627	46,421
Telenor ASA	7,944	109,475
Yara International ASA	1,447	74,746

(Cost $1,118,975)		1,274,016

Portugal - 0.0%
EDP - Energias de Portugal SA	31,354	156,923
Galp Energia SGPS SA	4,049	53,178
Jeronimo Martins SGPS SA	3,537	72,256

(Cost $280,484)		282,357

Singapore - 0.4%
Ascendas Real Estate Investment Trust REIT	35,679	72,613
CapitaLand Integrated Commercial Trust REIT	48,856	78,047
Capitaland Investment Ltd.	27,702	79,818
City Developments Ltd.	3,300	19,883
DBS Group Holdings Ltd.	19,307	435,742
Genting Singapore Ltd.	89,100	50,695
Grab Holdings Ltd., Class A*(b)	12,760	33,942
Keppel Corp. Ltd.	15,500	77,901
Mapletree Commercial Trust REIT	14,100	18,308
Mapletree Logistics Trust REIT	34,828	41,665
Oversea-Chinese Banking Corp. Ltd.	35,985	310,528
Sea Ltd., ADR*	3,815	315,348
Singapore Airlines Ltd.*	14,250	57,586
Singapore Exchange Ltd.	9,131	63,475
Singapore Technologies Engineering Ltd.	10,502	31,485
Singapore Telecommunications Ltd.	87,900	166,067

United Overseas Bank Ltd.	12,601	271,249
UOL Group Ltd.	2,801	15,222
Venture Corp. Ltd.	2,056	26,875
Wilmar International Ltd.	20,400	62,053

(Cost $2,440,410)		2,228,502

Spain - 0.8%
Acciona SA	263	50,572
ACS Actividades de Construccion y Servicios SA	2,196	62,105
Aena SME SA, 144A*	745	113,447
Amadeus IT Group SA*	4,793	296,980
Banco Bilbao Vizcaya Argentaria SA	70,944	385,998
Banco Santander SA	188,543	608,859
CaixaBank SA	47,169	170,184
Cellnex Telecom SA, 144A*	5,782	260,333
EDP Renovaveis SA	2,911	71,224
Enagas SA	2,804	64,011
Endesa SA	3,429	75,781
Ferrovial SA*	67	1,723
Ferrovial SA	5,130	131,947
Grifols SA (b)	3,605	75,654
Iberdrola SA	61,109	722,385
Industria de Diseno Textil SA	11,536	276,694
Naturgy Energy Group SA (b)	2,080	62,702
Red Electrica Corp. SA	4,216	87,121
Repsol SA	15,837	254,396
Siemens Gamesa Renewable Energy SA*	2,089	40,192
Telefonica SA	56,090	304,037

(Cost $4,043,184)		4,116,345

Sweden - 1.0%
Alfa Laval AB	3,512	94,623
Assa Abloy AB, Class B	10,553	259,088
Atlas Copco AB, Class A	28,816	322,041
Atlas Copco AB, Class B	16,876	162,729
Boliden AB	2,910	121,859
Electrolux AB, Class B	2,269	35,154
Embracer Group AB*(b)	6,797	61,567
Epiroc AB, Class A	7,234	139,672
Epiroc AB, Class B	4,823	80,846
EQT AB	3,335	97,558
Essity AB, Class B	7,094	185,767
Evolution AB, 144A	1,908	199,193
Fastighets AB Balder, Class B*	8,358	60,278
Getinge AB, Class B	2,659	76,914
H & M Hennes & Mauritz AB, Class B (b)	8,680	119,434
Hexagon AB, Class B	20,456	248,600
Holmen AB, Class B	998	51,126
Husqvarna AB, Class B	3,557	32,001
Industrivarden AB, Class A	1,523	39,384
Industrivarden AB, Class C	1,907	49,333
Indutrade AB	2,906	65,465
Investment AB Latour, Class B (b)	1,369	33,541
Investor AB, Class A	5,509	114,700
Investor AB, Class B	19,776	369,944
Kinnevik AB, Class B*	2,712	54,012
L E Lundbergforetagen AB, Class B	668	32,821
Lifco AB, Class B	2,788	57,249
Lundin Energy AB	2,129	102,929
Nibe Industrier AB, Class B	16,508	143,590
Sagax AB, Class B	2,035	55,328
Sandvik AB	11,438	233,819
Securitas AB, Class B (b)	2,165	23,047
Sinch AB, 144A*	5,502	26,527
Skandinaviska Enskilda Banken AB, Class A	17,316	190,794
Skanska AB, Class B	2,889	49,727
SKF AB, Class B	3,427	60,353
Svenska Cellulosa AB SCA, Class B	6,202	112,108
Svenska Handelsbanken AB, Class A	14,433	141,739
Swedbank AB, Class A	9,900	149,305
Swedish Match AB	17,739	182,945
Swedish Orphan Biovitrum AB*	1,797	37,506
Tele2 AB, Class B	5,717	69,800
Telefonaktiebolaget LM Ericsson, Class B	32,190	260,550
Telia Co. AB	26,521	108,484
Volvo AB, Class A	1,626	29,716
Volvo AB, Class B	16,056	280,727
Volvo Car AB, Class B*	6,340	52,198

(Cost $6,093,734)		5,476,091

Switzerland - 3.4%
ABB Ltd.	17,235	528,261
Adecco Group AG	1,461	56,837
Alcon, Inc.	5,315	398,119
Bachem Holding AG	205	16,093
Baloise Holding AG	563	95,737
Barry Callebaut AG	38	83,330
Chocoladefabriken Lindt & Spruengli AG	1	103,698
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	110,625
Chubb Ltd.	4,476	945,734
Cie Financiere Richemont SA, Class A	5,639	625,640
Clariant AG*	1,618	30,991
Coca-Cola HBC AG*	1,552	34,181
Credit Suisse Group AG	27,668	194,258
EMS-Chemie Holding AG	75	64,238
Garmin Ltd.	1,917	202,474
Geberit AG	382	209,541
Givaudan SA	100	367,430
Glencore PLC*	105,185	692,121
Holcim AG*	5,898	292,147
Julius Baer Group Ltd.	2,104	108,103
Kuehne + Nagel International AG	578	152,437
Logitech International SA	1,629	99,417
Lonza Group AG	792	476,910
Nestle SA	30,046	3,667,396

Novartis AG	23,410	2,121,321
Partners Group Holding AG	241	258,838
Roche Holding AG	284	110,987
Roche Holding AG	7,473	2,544,664
Schindler Holding AG	250	49,971
Schindler Holding AG Participation Certificates	537	110,168
SGS SA	68	168,838
Sika AG	1,516	419,903
Sonova Holding AG	571	201,939
STMicroelectronics NV	7,166	285,799
Straumann Holding AG	1,186	150,887
Swatch Group AG - Bearer	308	79,173
Swatch Group AG - Registered	758	36,850
Swiss Life Holding AG	335	189,771
Swiss Prime Site AG	734	73,894
Swiss Re AG	3,339	274,909
Swisscom AG	276	163,202
Temenos AG	657	63,853
UBS Group AG	37,413	704,311
VAT Group AG, 144A	287	85,092
Vifor Pharma AG*	530	92,531
Zurich Insurance Group AG	1,592	727,449

(Cost $18,472,663)		18,470,068

United Kingdom - 5.0%
3i Group PLC	9,413	150,604
abrdn PLC	17,810	43,770
Admiral Group PLC	2,172	60,852
Amcor PLC	17,293	226,538
Anglo American PLC	13,445	658,643
Ashtead Group PLC	4,993	261,335
Associated British Foods PLC	4,318	94,146
AstraZeneca PLC	16,488	2,172,325
Auto Trader Group PLC, 144A	10,783	80,126
AVEVA Group PLC	1,190	34,164
Aviva PLC	29,607	160,449
BAE Systems PLC	33,468	318,879
Barclays PLC	178,237	379,763
Barratt Developments PLC	10,014	63,709
Berkeley Group Holdings PLC*	1,288	68,177
BP PLC	206,512	1,130,211
British American Tobacco PLC	22,913	1,011,283
British Land Co. PLC REIT	9,737	64,499
BT Group PLC	73,910	174,421
Bunzl PLC	3,589	125,158
Burberry Group PLC	3,695	79,771
Clarivate PLC*	3,678	54,324
CNH Industrial NV	10,021	148,894
Coca-Cola Europacific Partners PLC	2,095	111,307
Compass Group PLC	18,530	415,106
Croda International PLC	1,470	128,018
Diageo PLC	24,629	1,140,719
Entain PLC*	6,387	117,684
Ferguson PLC	2,268	272,459
GSK PLC	53,496	1,168,138
Halma PLC	3,698	103,885
Hargreaves Lansdown PLC	3,584	38,710
HSBC Holdings PLC	214,370	1,440,010
Imperial Brands PLC	9,604	216,721
Informa PLC*	13,602	93,427
InterContinental Hotels Group PLC	2,089	129,848
Intertek Group PLC	1,717	100,298
J Sainsbury PLC	19,147	55,115
JD Sports Fashion PLC	33,590	51,922
Johnson Matthey PLC	1,993	52,999
Kingfisher PLC	18,338	60,922
Land Securities Group PLC REIT	7,495	72,432
Legal & General Group PLC	60,518	198,076
Liberty Global PLC, Class A*	2,812	68,388
Liberty Global PLC, Class C*	2,907	73,867
Linde PLC	5,452	1,770,155
Lloyds Banking Group PLC	776,322	439,204
London Stock Exchange Group PLC	3,395	316,711
M&G PLC	29,772	81,084
Melrose Industries PLC	45,475	77,601
Mondi PLC	5,765	111,782
National Grid PLC	39,736	586,429
NatWest Group PLC	59,772	171,905
Next PLC	1,226	100,093
Ocado Group PLC*	5,329	62,514
Pearson PLC	8,475	80,578
Pentair PLC	1,900	95,323
Persimmon PLC	3,426	93,998
Phoenix Group Holdings PLC	7,976	64,093
Prudential PLC	29,221	382,083
Reckitt Benckiser Group PLC	7,726	597,662
RELX PLC	20,056	575,296
Rentokil Initial PLC	22,165	141,405
Rio Tinto PLC	11,949	865,912
Rolls-Royce Holdings PLC*	91,874	100,377
Sage Group PLC	9,747	80,658
Schroders PLC	797	29,752
Segro PLC REIT	12,907	180,235
Severn Trent PLC	2,892	106,246
Shell PLC	81,624	2,444,726
Smith & Nephew PLC	9,356	152,463
Smiths Group PLC	4,832	94,696
Spirax-Sarco Engineering PLC	690	91,874
SSE PLC	10,609	236,926
St James’s Place PLC	5,772	94,132
Standard Chartered PLC	25,741	204,316
Taylor Wimpey PLC	34,193	56,065
Tesco PLC	85,647	279,567
Unilever PLC	27,241	1,313,194

United Utilities Group PLC	6,965	92,871
Vodafone Group PLC	286,552	471,579
Whitbread PLC	2,170	74,470
Willis Towers Watson PLC	1,252	264,260
WPP PLC	12,963	150,401

(Cost $25,122,261)		26,804,728

United States - 70.8%
3M Co.	6,075	906,937
A O Smith Corp.	1,398	84,048
Abbott Laboratories	18,758	2,203,315
AbbVie, Inc.	18,819	2,773,356
ABIOMED, Inc.*	556	146,617
Activision Blizzard, Inc.	8,406	654,659
Adobe, Inc.*	5,052	2,104,057
Advance Auto Parts, Inc.	650	123,409
Advanced Micro Devices, Inc.*	17,389	1,771,244
AES Corp.	7,233	159,415
Affirm Holdings, Inc.*	2,024	57,684
Aflac, Inc.	6,567	397,763
Agilent Technologies, Inc.	3,196	407,682
Air Products and Chemicals, Inc.	2,359	580,691
Airbnb, Inc., Class A*	3,554	429,572
Akamai Technologies, Inc.*	1,706	172,374
Albemarle Corp.	1,245	324,223
Alcoa Corp.	1,962	121,095
Alexandria Real Estate Equities, Inc. REIT	1,617	268,341
Align Technology, Inc.*	754	209,341
Alleghany Corp.*	144	120,064
Alliant Energy Corp.	2,786	177,803
Allstate Corp.	2,884	394,214
Ally Financial, Inc.	3,429	151,013
Alnylam Pharmaceuticals, Inc.*	1,264	159,011
Alphabet, Inc., Class A*	3,199	7,278,493
Alphabet, Inc., Class C*	3,022	6,892,517
Altria Group, Inc.	19,331	1,045,614
Amazon.com, Inc.*	4,871	11,710,809
AMC Entertainment Holdings, Inc., Class A*	5,500	78,870
AMERCO	104	50,958
Ameren Corp.	2,869	273,100
American Electric Power Co., Inc.	5,365	547,391
American Express Co.	6,866	1,159,118
American Financial Group, Inc.	754	106,540
American Homes 4 Rent, Class A REIT	3,329	123,040
American International Group, Inc.	8,666	508,521
American Tower Corp. REIT	4,849	1,241,974
American Water Works Co., Inc.	1,933	292,366
Ameriprise Financial, Inc.	1,178	325,446
AmerisourceBergen Corp.	1,669	258,345
AMETEK, Inc.	2,465	299,424
Amgen, Inc.	5,925	1,521,184
Amphenol Corp., Class A	6,511	461,369
Analog Devices, Inc.	5,566	937,314
Annaly Capital Management, Inc. REIT	15,597	103,096
ANSYS, Inc.*	928	241,614
Anthem, Inc.	2,567	1,308,169
Aon PLC, Class A	2,241	617,776
APA Corp.	3,691	173,514
Apollo Global Management, Inc.	4,252	245,085
Apple, Inc.	173,771	25,864,076
Applied Materials, Inc.	9,430	1,106,045
AppLovin Corp., Class A*	1,265	48,209
Aramark	2,250	77,557
Archer-Daniels-Midland Co.	5,821	528,663
Arista Networks, Inc.*	2,620	267,974
Arrow Electronics, Inc.*	846	102,070
Arthur J Gallagher & Co.	2,185	353,839
Assurant, Inc.	655	115,732
AT&T, Inc.	76,153	1,621,297
Atmos Energy Corp.	1,578	183,537
Autodesk, Inc.*	2,315	480,941
Automatic Data Processing, Inc.	4,469	996,319
AutoZone, Inc.*	220	453,123
Avalara, Inc.*	857	72,562
AvalonBay Communities, Inc. REIT	1,441	299,670
Avantor, Inc.*	6,490	207,940
Avery Dennison Corp.	865	149,264
Baker Hughes Co.	10,143	364,945
Ball Corp.	3,421	242,515
Bank of America Corp.	77,254	2,873,849
Bank of New York Mellon Corp.	8,329	388,215
Bath & Body Works, Inc.	2,972	121,911
Bausch Health Cos., Inc.*	3,700	35,951
Baxter International, Inc.	5,194	395,004
Becton Dickinson and Co.	3,030	775,074
Bentley Systems, Inc., Class B	1,996	68,622
Berkshire Hathaway, Inc., Class B*	13,734	4,339,669
Best Buy Co., Inc.	2,342	192,185
Bill.com Holdings, Inc.*	992	117,294
Biogen, Inc.*	1,543	308,600
BioMarin Pharmaceutical, Inc.*	1,958	147,105
Bio-Rad Laboratories, Inc., Class A*	238	127,994
Bio-Techne Corp.	418	154,547
Black Knight, Inc.*	1,652	112,187
BlackRock, Inc.	1,593	1,065,844
Blackstone, Inc.	7,452	877,771
Block, Inc.*	5,514	482,530
Boeing Co.*	5,830	766,062
Booking Holdings, Inc.*	436	978,192
Booz Allen Hamilton Holding Corp.	1,561	134,027
BorgWarner, Inc.	2,158	87,011
Boston Properties, Inc. REIT	1,460	162,323
Boston Scientific Corp.*	15,491	635,286
Bristol-Myers Squibb Co.	23,230	1,752,703
Broadcom, Inc.	4,357	2,527,626

Broadridge Financial Solutions, Inc.	1,275	186,430
Brookfield Renewable Corp., Class A	1,374	49,492
Brown & Brown, Inc.	2,768	164,336
Brown-Forman Corp., Class B	3,296	217,932
Bunge Ltd.	1,553	183,751
Burlington Stores, Inc.*	655	110,236
C.H. Robinson Worldwide, Inc.	1,365	148,116
Cable One, Inc.	58	75,580
Cadence Design Systems, Inc.*	2,996	460,575
Caesars Entertainment, Inc.*	2,185	109,621
Camden Property Trust REIT	1,060	152,099
Campbell Soup Co.	2,614	125,237
Capital One Financial Corp.	4,400	562,584
Cardinal Health, Inc.	2,947	165,975
Carlyle Group, Inc.	2,033	78,331
CarMax, Inc.*	1,557	154,563
Carnival Corp.*(b)	8,662	120,229
Carrier Global Corp.	9,102	357,800
Carvana Co.*	751	22,109
Catalent, Inc.*	1,811	186,642
Caterpillar, Inc.	5,791	1,249,987
Cboe Global Markets, Inc.	1,273	142,971
CBRE Group, Inc., Class A*	3,682	305,017
CDW Corp.	1,414	240,182
Celanese Corp.	1,250	195,650
Centene Corp.*	5,896	480,170
CenterPoint Energy, Inc.	6,692	214,479
Ceridian HCM Holding, Inc.*	1,378	77,581
Cerner Corp.	3,121	296,027
CF Industries Holdings, Inc.	2,163	213,640
Charles River Laboratories International, Inc.*	579	135,532
Charles Schwab Corp.	15,417	1,080,732
Charter Communications, Inc., Class A*	1,286	651,912
Cheniere Energy, Inc.	2,439	333,582
Chevron Corp.	20,721	3,619,130
Chewy, Inc., Class A*	736	18,253
Chipotle Mexican Grill, Inc.*	298	417,960
Church & Dwight Co., Inc.	2,582	232,535
Cigna Corp.	3,419	917,284
Cincinnati Financial Corp.	1,621	207,261
Cintas Corp.	993	395,542
Cisco Systems, Inc.	44,187	1,990,624
Citigroup, Inc.	21,152	1,129,728
Citizens Financial Group, Inc.	5,193	214,886
Citrix Systems, Inc.	1,449	145,900
Cleveland-Cliffs, Inc.*	5,580	129,344
Clorox Co.	1,309	190,276
Cloudflare, Inc., Class A*	2,844	159,264
CME Group, Inc.	3,733	742,232
CMS Energy Corp.	3,327	236,350
Coca-Cola Co.	43,607	2,763,812
Cognex Corp.	1,521	73,647
Cognizant Technology Solutions Corp., Class A	5,767	430,795
Coinbase Global, Inc., Class A*(b)	1,275	99,577
Colgate-Palmolive Co.	8,403	662,240
Comcast Corp., Class A	48,119	2,130,709
Conagra Brands, Inc.	5,283	173,758
ConocoPhillips	13,823	1,553,152
Consolidated Edison, Inc.	3,766	373,813
Constellation Brands, Inc., Class A	1,749	429,327
Constellation Energy Corp.	3,565	221,315
Cooper Cos., Inc.	549	192,556
Copart, Inc.*	2,202	252,195
Corning, Inc.	8,670	310,559
Corteva, Inc.	7,735	484,366
CoStar Group, Inc.*	4,365	266,003
Costco Wholesale Corp.	4,717	2,199,160
Coterra Energy, Inc.	8,656	297,160
Coupa Software, Inc.*	738	50,767
Crowdstrike Holdings, Inc., Class A*	2,079	332,619
Crown Castle International Corp. REIT	4,599	872,200
Crown Holdings, Inc.	1,404	146,634
CSX Corp.	23,331	741,692
Cummins, Inc.	1,441	301,342
CVS Health Corp.	14,074	1,361,659
D.R. Horton, Inc.	3,592	269,939
Danaher Corp.	7,231	1,907,682
Darden Restaurants, Inc.	1,364	170,500
Datadog, Inc., Class A*	2,259	215,486
DaVita, Inc.*	697	67,951
Deere & Co.	3,100	1,109,118
Dell Technologies, Inc., Class C	2,746	137,135
Delta Air Lines, Inc.*	1,370	57,115
DENTSPLY SIRONA, Inc.	2,200	87,032
Devon Energy Corp.	6,527	488,872
Dexcom, Inc.*	1,032	307,474
Diamondback Energy, Inc.	1,794	272,724
Digital Realty Trust, Inc. REIT	3,026	422,399
Discover Financial Services	3,030	343,875
DISH Network Corp., Class A*	2,790	63,696
DocuSign, Inc.*	2,091	175,456
Dollar General Corp.	2,465	543,138
Dollar Tree, Inc.*	2,344	375,814
Dominion Energy, Inc.	8,621	726,061
Domino’s Pizza, Inc.	500	181,585
DoorDash, Inc., Class A*	2,023	155,589
Dover Corp.	1,534	205,418
Dow, Inc.	7,735	525,825
Dropbox, Inc., Class A*	2,786	58,060
DTE Energy Co.	2,164	287,184
Duke Energy Corp.	8,184	920,864
Duke Realty Corp. REIT	4,403	232,610

DuPont de Nemours, Inc.	5,551	376,635
Dynatrace, Inc.*	2,250	84,757
Eastman Chemical Co.	1,466	161,495
Eaton Corp. PLC	4,143	574,220
eBay, Inc.	6,249	304,139
Ecolab, Inc.	2,790	457,309
Edison International	4,139	289,357
Edwards Lifesciences Corp.*	6,629	668,535
Elanco Animal Health, Inc.*	4,222	100,061
Electronic Arts, Inc.	2,970	411,791
Eli Lilly & Co.	8,666	2,716,271
Emerson Electric Co.	6,311	559,533
Enphase Energy, Inc.*	1,444	268,858
Entegris, Inc.	1,392	154,456
Entergy Corp.	2,158	259,651
EOG Resources, Inc.	6,227	852,850
EPAM Systems, Inc.*	649	219,699
EQT Corp.	3,605	172,031
Equifax, Inc.	1,326	268,621
Equinix, Inc. REIT	965	663,042
Equitable Holdings, Inc.	4,226	128,513
Equity LifeStyle Properties, Inc. REIT	2,076	157,153
Equity Residential REIT	3,709	284,962
Erie Indemnity Co., Class A	270	45,293
Essential Utilities, Inc.	2,250	104,085
Essex Property Trust, Inc. REIT	719	204,088
Estee Lauder Cos., Inc., Class A	2,473	629,749
Etsy, Inc.*	1,354	109,836
Evergy, Inc.	2,440	170,654
Eversource Energy	3,515	324,505
Exact Sciences Corp.*	1,910	95,137
Exelon Corp.	10,696	525,708
Expedia Group, Inc.*	1,454	188,046
Expeditors International of Washington, Inc.	1,802	196,130
Extra Space Storage, Inc. REIT	1,393	248,233
Exxon Mobil Corp.	45,044	4,324,224
F5, Inc.*	652	106,302
FactSet Research Systems, Inc.	402	153,476
Fair Isaac Corp.*	280	114,674
Fastenal Co.	6,124	328,001
FedEx Corp.	2,678	601,425
Fidelity National Financial, Inc.	2,670	112,941
Fidelity National Information Services, Inc.	6,522	681,549
Fifth Third Bancorp	7,272	286,735
First Citizens BancShares, Inc., Class A	127	88,951
First Republic Bank	2,003	310,525
FirstEnergy Corp.	5,763	247,578
Fiserv, Inc.*	6,441	645,259
FleetCor Technologies, Inc.*	845	210,244
FMC Corp.	1,337	163,889
Ford Motor Co.	40,699	556,762
Fortinet, Inc.*	1,470	432,386
Fortive Corp.	3,730	230,402
Fortune Brands Home & Security, Inc.	1,467	101,736
Fox Corp., Class A	2,886	102,482
Fox Corp., Class B	1,577	51,584
Franklin Resources, Inc.	3,419	92,587
Freeport-McMoRan, Inc.	15,785	616,878
Gartner, Inc.*	804	210,970
Generac Holdings, Inc.*	663	163,814
General Dynamics Corp.	2,485	558,901
General Electric Co.	11,571	905,894
General Mills, Inc.	6,285	439,007
General Motors Co.*	14,687	568,093
Genuine Parts Co.	1,560	213,299
Gilead Sciences, Inc.	13,367	866,850
Global Payments, Inc.	2,999	392,989
Globe Life, Inc.	1,004	97,960
GoDaddy, Inc., Class A*	1,778	133,439
Goldman Sachs Group, Inc.	3,547	1,159,337
Guidewire Software, Inc.*	827	66,110
Halliburton Co.	9,408	381,024
Hartford Financial Services Group, Inc.	3,470	251,610
Hasbro, Inc.	1,370	122,958
HCA Healthcare, Inc.	2,583	543,463
Healthpeak Properties, Inc. REIT	6,222	184,731
HEICO Corp. (b)	481	68,807
HEICO Corp., Class A	821	96,131
Henry Schein, Inc.*	1,369	117,241
Hershey Co.	1,553	328,786
Hess Corp.	2,880	354,442
Hewlett Packard Enterprise Co.	13,838	215,873
Hilton Worldwide Holdings, Inc.	2,861	403,000
Hologic, Inc.*	2,862	215,423
Home Depot, Inc.	11,107	3,362,644
Honeywell International, Inc.	7,318	1,416,911
Horizon Therapeutics PLC*	2,232	200,188
Hormel Foods Corp.	3,415	166,208
Host Hotels & Resorts, Inc. REIT	9,030	180,510
Howmet Aerospace, Inc.	4,292	153,525
HP, Inc.	11,226	436,018
HubSpot, Inc.*	481	162,429
Humana, Inc.	1,347	611,848
Huntington Bancshares, Inc.	15,854	220,054
Huntington Ingalls Industries, Inc.	425	89,446
IAC/InterActiveCorp*	823	70,202
IDEX Corp.	840	160,902
IDEXX Laboratories, Inc.*	896	350,892
Illinois Tool Works, Inc.	3,329	692,665
Illumina, Inc.*	1,670	399,932
Incyte Corp.*	2,069	157,016
Ingersoll Rand, Inc.	4,312	203,311
Insulet Corp.*	744	158,829
Intel Corp.	43,325	1,924,497

Intercontinental Exchange, Inc.	5,820	595,910
International Business Machines Corp.	9,566	1,328,143
International Flavors & Fragrances, Inc.	2,741	362,278
International Paper Co.	4,046	196,029
Interpublic Group of Cos., Inc.	4,190	135,044
Intuit, Inc.	2,879	1,193,230
Intuitive Surgical, Inc.*	3,806	866,398
Invesco Ltd.	4,318	83,510
Invitation Homes, Inc. REIT	6,511	245,595
IQVIA Holdings, Inc.*	2,086	449,012
Iron Mountain, Inc. REIT	2,758	148,656
J M Smucker Co.	1,197	150,068
Jack Henry & Associates, Inc.	702	132,060
Jacobs Engineering Group, Inc.	1,458	204,251
JB Hunt Transport Services, Inc.	807	139,272
Johnson & Johnson	27,929	5,014,093
Johnson Controls International PLC	7,767	423,379
JPMorgan Chase & Co.	31,465	4,160,617
Juniper Networks, Inc.	2,888	88,604
Kellogg Co.	2,619	182,649
Keurig Dr Pepper, Inc.	7,875	273,578
KeyCorp	10,746	214,490
Keysight Technologies, Inc.*	1,944	283,046
Kimberly-Clark Corp.	3,605	479,537
Kimco Realty Corp. REIT	7,176	169,712
Kinder Morgan, Inc.	22,137	435,878
KKR & Co., Inc.	5,718	313,404
KLA Corp.	1,556	567,707
Knight-Swift Transportation Holdings, Inc.	1,558	75,781
Kraft Heinz Co.	7,812	295,528
Kroger Co.	7,774	411,789
L3Harris Technologies, Inc.	2,054	494,809
Laboratory Corp. of America Holdings	993	244,993
Lam Research Corp.	1,492	775,885
Las Vegas Sands Corp.*	4,048	143,542
Lear Corp.	649	91,483
Leidos Holdings, Inc.	1,274	133,133
Lennar Corp., Class A	2,885	231,521
Lennox International, Inc.	351	73,324
Liberty Broadband Corp., Class C*	1,493	186,879
Liberty Media Corp.-Liberty Formula One, Class C*	2,246	139,903
Liberty Media Corp-Liberty SiriusXM, Class A*(b)	839	34,659
Liberty Media Corp-Liberty SiriusXM, Class C*	2,000	82,200
Lincoln National Corp.	1,743	100,972
Live Nation Entertainment, Inc.*	1,914	181,926
LKQ Corp.	2,591	133,151
Lockheed Martin Corp.	2,607	1,147,367
Loews Corp.	2,700	176,823
Lowe’s Cos., Inc.	7,226	1,411,238
LPL Financial Holdings, Inc.	852	167,154
Lucid Group, Inc.*(b)	4,284	86,451
Lumen Technologies, Inc.	8,574	104,946
Lyft, Inc., Class A*	2,872	50,777
LyondellBasell Industries NV, Class A	2,918	333,382
M&T Bank Corp.	1,994	358,860
Marathon Oil Corp.	7,645	240,282
Marathon Petroleum Corp.	6,024	613,183
Markel Corp.*	145	198,567
MarketAxess Holdings, Inc.	402	113,235
Marriott International, Inc., Class A	2,951	506,333
Marsh & McLennan Cos., Inc.	5,348	855,413
Martin Marietta Materials, Inc.	718	243,675
Marvell Technology, Inc.	8,657	512,062
Masco Corp.	2,308	130,841
Masimo Corp.*	628	88,190
Mastercard, Inc., Class A	9,283	3,322,107
Match Group, Inc.*	2,889	227,595
McCormick & Co., Inc.	2,743	254,331
McDonald’s Corp.	7,931	2,000,278
McKesson Corp.	1,594	523,932
Medical Properties Trust, Inc. REIT	6,430	119,469
Merck & Co., Inc.	26,894	2,475,055
Meta Platforms, Inc., Class A*	24,561	4,755,992
MetLife, Inc.	7,460	502,729
Mettler-Toledo International, Inc.*	243	312,527
MGM Resorts International	3,755	131,312
Microchip Technology, Inc.	5,668	411,780
Micron Technology, Inc.	12,119	894,867
Microsoft Corp.	75,776	20,601,221
Mid-America Apartment Communities, Inc. REIT	1,280	231,680
Moderna, Inc.*	3,605	523,915
Mohawk Industries, Inc.*	663	93,788
Molina Healthcare, Inc.*	662	192,126
Molson Coors Beverage Co., Class B	1,988	111,010
Mondelez International, Inc., Class A	14,969	951,430
MongoDB, Inc.*	663	157,230
Monolithic Power Systems, Inc.	470	211,683
Monster Beverage Corp.*	4,158	370,561
Moody’s Corp.	1,772	534,382
Morgan Stanley	14,211	1,224,136
Mosaic Co.	4,138	259,246
Motorola Solutions, Inc.	1,789	393,115
MSCI, Inc.	865	382,633
Nasdaq, Inc.	1,224	190,038
NetApp, Inc.	2,339	168,291
Netflix, Inc.*	4,800	947,712
Neurocrine Biosciences, Inc.*	1,204	112,562
Newell Brands, Inc.	4,301	92,213
Newmont Corp.	8,674	588,531
News Corp., Class A	4,293	74,698

NextEra Energy, Inc.	20,763	1,571,551
NIKE, Inc., Class B	13,556	1,611,131
NiSource, Inc.	4,313	135,644
Nordson Corp.	640	139,443
Norfolk Southern Corp.	2,550	611,133
Northern Trust Corp.	2,221	248,197
Northrop Grumman Corp.	1,556	728,161
NortonLifeLock, Inc.	5,741	139,736
NRG Energy, Inc.	2,698	124,216
Nucor Corp.	2,982	394,996
NVIDIA Corp.	26,677	4,981,129
NVR, Inc.*	22	97,914
Occidental Petroleum Corp.	9,938	688,803
Okta, Inc.*	1,596	132,548
Old Dominion Freight Line, Inc.	1,039	268,311
Omnicom Group, Inc.	2,160	161,158
ON Semiconductor Corp.*	4,845	293,995
ONEOK, Inc.	4,761	313,512
Oracle Corp.	17,043	1,225,733
O’Reilly Automotive, Inc.*	709	451,754
Otis Worldwide Corp.	4,328	322,003
Owens Corning	1,054	100,741
PACCAR, Inc.	3,605	313,058
Packaging Corp. of America	995	156,494
Palantir Technologies, Inc., Class A*	18,683	162,168
Palo Alto Networks, Inc.*	1,048	526,913
Paramount Global, Class B	6,613	227,024
Parker-Hannifin Corp.	1,404	382,127
Paychex, Inc.	3,510	434,643
Paycom Software, Inc.*	586	166,623
PayPal Holdings, Inc.*	11,998	1,022,350
Peloton Interactive, Inc., Class A*	2,722	37,999
PepsiCo, Inc.	14,827	2,487,229
PerkinElmer, Inc.	1,295	193,823
Pfizer, Inc.	59,851	3,174,497
PG&E Corp.*	16,239	198,116
Philip Morris International, Inc.	16,402	1,742,713
Phillips 66	5,094	513,526
Pinterest, Inc., Class A*	5,664	111,298
Pioneer Natural Resources Co.	2,455	682,343
Plug Power, Inc.*	5,109	94,414
PNC Financial Services Group, Inc.	4,370	766,542
Pool Corp.	427	170,211
PPG Industries, Inc.	2,511	317,616
PPL Corp.	7,824	236,128
Principal Financial Group, Inc.	2,803	204,423
Procter & Gamble Co.	25,497	3,770,496
Progressive Corp.	6,337	756,511
Prologis, Inc. REIT	7,776	991,284
Prudential Financial, Inc.	4,001	425,106
PTC, Inc.*	1,182	137,738
Public Service Enterprise Group, Inc.	5,082	348,320
Public Storage REIT	1,627	537,951
PulteGroup, Inc.	2,879	130,304
Qorvo, Inc.*	1,154	128,960
QUALCOMM, Inc.	12,093	1,731,959
Quanta Services, Inc.	1,530	182,070
Quest Diagnostics, Inc.	1,376	194,044
Raymond James Financial, Inc.	2,086	205,450
Raytheon Technologies Corp.	15,864	1,508,984
Realty Income Corp. REIT	6,308	430,332
Regency Centers Corp. REIT	1,641	111,933
Regeneron Pharmaceuticals, Inc.*	1,127	749,162
Regions Financial Corp.	10,746	237,379
Republic Services, Inc.	2,249	301,006
ResMed, Inc.	1,556	316,584
RingCentral, Inc., Class A*	840	53,038
Rivian Automotive, Inc., Class A*	1,947	61,136
Robert Half International, Inc.	1,372	123,686
ROBLOX Corp., Class A*	3,739	111,946
Rockwell Automation, Inc.	1,236	263,515
Roku, Inc.*	1,293	122,706
Rollins, Inc.	2,271	80,530
Roper Technologies, Inc.	1,123	496,860
Ross Stores, Inc.	3,758	319,505
Royal Caribbean Cruises Ltd.*	2,341	135,942
Royalty Pharma PLC, Class A	3,582	147,363
RPM International, Inc.	1,370	120,697
S&P Global, Inc.	3,768	1,316,841
Salesforce, Inc.*	10,533	1,687,808
SBA Communications Corp. REIT	1,157	389,458
Schlumberger N.V.	14,805	680,438
Seagate Technology Holdings PLC	2,068	175,098
Seagen, Inc.*	1,516	205,691
Sealed Air Corp.	1,576	97,996
SEI Investments Co.	1,295	75,667
Sempra Energy	3,358	550,242
Sensata Technologies Holding PLC	1,561	74,975
ServiceNow, Inc.*	2,129	995,244
Sherwin-Williams Co.	2,703	724,512
Signature Bank	671	145,117
Simon Property Group, Inc. REIT	3,439	394,281
Sirius XM Holdings, Inc. (b)	8,031	51,398
Skyworks Solutions, Inc.	1,745	189,978
Snap, Inc., Class A*	11,359	160,275
Snap-on, Inc.	568	126,028
Snowflake, Inc., Class A*	2,207	281,724
Southern Co.	11,403	862,751
Southwest Airlines Co.*	1,560	71,542
Splunk, Inc.*	1,689	173,224
SS&C Technologies Holdings, Inc.	2,705	173,093
Stanley Black & Decker, Inc.	1,738	206,283
Starbucks Corp.	12,236	960,526
State Street Corp.	4,146	300,544

Steel Dynamics, Inc.	2,007	171,358
STERIS PLC	1,065	243,033
Stryker Corp.	3,605	845,373
Sun Communities, Inc. REIT	1,287	211,235
SVB Financial Group*	645	315,128
Synchrony Financial	5,713	211,610
Synopsys, Inc.*	1,629	519,977
Sysco Corp.	5,398	454,404
T. Rowe Price Group, Inc.	2,345	298,026
Take-Two Interactive Software, Inc.*	1,719	214,067
Targa Resources Corp.	2,307	166,150
Target Corp.	5,122	829,149
TE Connectivity Ltd.	3,433	444,196
Teladoc Health, Inc.*(b)	1,515	51,646
Teledyne Technologies, Inc.*	476	192,851
Teleflex, Inc.	556	159,983
Teradyne, Inc. (b)	1,728	188,801
Tesla, Inc.*	9,347	7,087,456
Texas Instruments, Inc.	9,822	1,736,137
Textron, Inc.	2,258	147,425
Thermo Fisher Scientific, Inc.	4,161	2,361,659
TJX Cos., Inc.	12,932	822,087
T-Mobile US, Inc.*	6,599	879,581
Tractor Supply Co.	1,291	241,882
Trade Desk, Inc., Class A*	4,783	248,955
Tradeweb Markets, Inc., Class A	1,191	80,524
TransDigm Group, Inc.*	590	357,168
TransUnion	2,185	189,680
Travelers Cos., Inc.	2,655	475,351
Trimble, Inc.*	2,788	189,723
Truist Financial Corp.	14,258	709,193
Twilio, Inc., Class A*	1,827	192,146
Twitter, Inc.*	8,516	337,234
Tyler Technologies, Inc.*	440	156,561
Tyson Foods, Inc., Class A	3,304	296,071
Uber Technologies, Inc.*	15,772	365,910
UDR, Inc. REIT	3,386	161,851
UGI Corp.	2,070	88,472
Ulta Beauty, Inc.*	585	247,514
Union Pacific Corp.	6,775	1,489,010
United Parcel Service, Inc., Class B	7,768	1,415,718
United Rentals, Inc.*	751	223,933
UnitedHealth Group, Inc.	9,998	4,966,806
Unity Software, Inc.*	2,034	81,299
Universal Health Services, Inc., Class B	786	97,943
Upstart Holdings, Inc.*(b)	715	36,036
US Bancorp	15,049	798,650
Vail Resorts, Inc.	430	108,450
Valero Energy Corp.	4,129	535,118
Veeva Systems, Inc., Class A*	1,457	248,069
Ventas, Inc. REIT	4,249	241,088
VeriSign, Inc.*	1,055	184,150
Verisk Analytics, Inc.	1,716	300,163
Verizon Communications, Inc.	44,663	2,290,765
Vertex Pharmaceuticals, Inc.*	2,708	727,504
VF Corp.	3,613	182,312
Viatris, Inc.	12,761	156,577
VICI Properties, Inc. REIT	10,248	316,151
Visa, Inc., Class A	17,742	3,764,320
Vistra Corp.	4,767	125,706
VMware, Inc., Class A	2,177	278,874
Vornado Realty Trust REIT	1,907	66,669
Vulcan Materials Co.	1,357	223,729
W.R. Berkley Corp.	2,040	145,105
W.W. Grainger, Inc.	489	238,177
Walgreens Boots Alliance, Inc.	7,670	336,176
Walmart, Inc.	16,222	2,086,636
Walt Disney Co.*	19,324	2,134,143
Warner Bros Discovery, Inc.*	23,407	431,859
Waste Connections, Inc.	2,737	349,077
Waste Management, Inc.	4,406	698,395
Waters Corp.*	666	218,415
Wayfair, Inc., Class A*	738	43,830
Webster Financial Corp.	1,995	97,935
WEC Energy Group, Inc.	3,356	352,615
Wells Fargo & Co.	40,575	1,857,118
Welltower, Inc. REIT	4,759	423,979
West Pharmaceutical Services, Inc.	770	238,993
Western Digital Corp.*	3,581	217,331
Western Union Co.	5,155	93,512
Westinghouse Air Brake Technologies Corp.	1,915	180,891
Westlake Corp.	409	54,033
Westrock Co.	2,800	135,772
Weyerhaeuser Co. REIT	7,941	313,828
Whirlpool Corp.	652	120,124
Williams Cos., Inc.	12,051	446,610
Workday, Inc., Class A*	2,102	328,543
WP Carey, Inc. REIT (b)	2,028	170,636
Wynn Resorts Ltd.*(b)	1,197	79,122
Xcel Energy, Inc.	5,853	440,965
Xylem, Inc.	2,069	174,313
Yum! Brands, Inc.	2,982	362,224
Zebra Technologies Corp., Class A*	606	204,943
Zendesk, Inc.*	1,290	117,971
Zillow Group, Inc., Class C*	1,466	58,493
Zimmer Biomet Holdings, Inc.	2,164	260,134
Zoetis, Inc.	4,952	846,445
Zoom Video Communications, Inc., Class A*	2,335	250,896
ZoomInfo Technologies, Inc.*	2,788	112,607
Zscaler, Inc.*	805	123,237

(Cost $372,142,942)		382,814,525

TOTAL COMMON STOCKS
(Cost $526,274,144)		537,857,371

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG	565	44,093
Henkel AG & Co. KGaA	1,896	129,380
Porsche Automobil Holding SE	1,629	132,869
Sartorius AG	259	104,212
Volkswagen AG	1,994	330,408

(Cost $805,695)		740,962

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	19,824	11,788

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (d)(e)
(Cost $3,416,162)	3,416,162	3,416,162

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (d)
(Cost $312,317)	312,317	312,317

TOTAL INVESTMENTS - 100.3%
(Cost $530,808,318)		$542,338,600
Other assets and liabilities, net - (0.3%)		(1,798,877)

NET ASSETS - 100.0%		$540,539,723

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
356,205	98,321	(198,916)	58,323	(74,622)	4,547	—	21,534	239,311
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (d)(e)
430,881	2,985,281(f)	—	—	—	2,578	—	3,416,162	3,416,162
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (d)
985,575	11,122,325	(11,795,583)	—	—	261	—	312,317	312,317

1,772,661	14,205,927	(11,994,499)	58,323	(74,622)	7,386	—	3,750,013	3,967,790

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $4,402,189, which is 0.8% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,303,927.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2022 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$117,331,477	21.8%
Financials	75,654,696	14.0
Health Care	73,506,877	13.7
Consumer Discretionary	54,958,334	10.2
Industrials	48,670,530	9.0
Consumer Staples	40,240,284	7.5
Communication Services	39,787,415	7.4
Energy	30,389,929	5.6
Materials	25,006,816	4.6
Utilities	17,722,354	3.3
Real Estate	15,341,409	2.9

Total	$538,610,121	100.0%

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 Futures	USD	4	$784,013	$826,250	6/17/2022	$42,237
MINI S&P/TSX 60 Futures	CAD	1	49,379	49,551	6/16/2022	172
MSCI EAFE Futures	USD	6	590,540	611,100	6/17/2022	20,560
S&P MidCap 400 E-Mini Futures	USD	1	240,990	251,320	6/17/2022	10,330

Total unrealized appreciation						$73,299

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$537,857,371	$—	$—	$537,857,371
Preferred Stocks	740,962	—	—	740,962
Warrants	11,788	—	—	11,788
Short-Term Investments (a)	3,728,479	—	—	3,728,479
Derivatives (b)
Futures Contracts	73,299	—	—	73,299

TOTAL	$542,411,899	$—	$—	$542,411,899

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

KOKU-PH3

R-089711-1 (5/24) DBX005195 (5/24)